Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Changes in Operating Assets and Liabilities (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ 10,547,497	$ (7,026,796)
Tax credits receivable	108,821	645,334
Prepaid expenses	(981,444)	500,968
Inventories	(5,581,135)	4,619,832
Trade and other payables	3,312,306	(521,119)
Deferred revenues	109,950	206,036
Changes in operating assets and liabilities	$ 7,515,995	$ (1,575,745)